Fees Summary	Jun. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 46,434,640.00
Previously Paid Amount	6,408.48
Total Fee Amount	6,412.62
Total Offset Amount	0.00
Net Fee	$ 4.14
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A